BUSINESS COMBINATIONS - General (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Jun. 30, 2023 USD ($) Options	Jun. 30, 2022 USD ($) Options	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Dec. 31, 2020 USD ($) Options
BUSINESS COMBINATIONS
Amount of cash paid				$ 4,183,000	$ 4,183,000	$ 4,367,000
Number of shares issued for acquisition | Options		1,600,499	1,195,671	1,600,499	1,228,410	1,600,499	0
Adjustment of working capital			$ 3,929,000	$ (1,390,000)	$ (3,688,000)	$ 4,896,000	$ (3,993,000)
Contingent consideration liabilities		$ 1,375,000				$ 1,375,000
Ordinary shares
BUSINESS COMBINATIONS
Number of shares issued for acquisition		143,988				143,988
9T Technologies LLC
BUSINESS COMBINATIONS
Total cash consideration		$ 600,000			150,000	$ 600,000
Contingent consideration liabilities under long term liabilities					$ 729,000
Acquisition related costs		42,000
9T Technologies LLC | Working capital adjustment
BUSINESS COMBINATIONS
Total cash consideration		$ 4,500,000				$ 4,500,000
9T Technologies LLC | Ordinary shares
BUSINESS COMBINATIONS
Number of shares issued for acquisition | Options		359,968			35,997	359,968
9T Technologies LLC | Ordinary shares | First milestone
BUSINESS COMBINATIONS
Number of shares issued for acquisition | Options		32,739				32,739
Contingent consideration liabilities under long term liabilities		$ 136,000				$ 136,000
9T Technologies LLC | Ordinary shares | Working capital adjustment
BUSINESS COMBINATIONS
Shares issued		$ 2,465,000				$ 2,465,000
Clearit Customs Services, Inc
BUSINESS COMBINATIONS
Total cash consideration	$ 5,000,000
Adjustment of working capital	163,000
Contingent consideration liabilities					$ 0
Acquisition related costs	135,000
Clearit Customs Services, Inc | Milestones over period 2023
BUSINESS COMBINATIONS
Contingent consideration liabilities under long term liabilities					2,250,000
Clearit Customs Services, Inc | Milestones over period 2024
BUSINESS COMBINATIONS
Contingent consideration liabilities under long term liabilities					$ 1,377,000
Clearit Customs Services, Inc | Maximum
BUSINESS COMBINATIONS
Contingent consideration liabilities	3,500,000
Clearit Customs Services, Inc | Valuation method
BUSINESS COMBINATIONS
Contingent consideration liabilities	$ 1,768,000
Clearit Customs Services, Inc | Ordinary shares
BUSINESS COMBINATIONS
Number of shares issued for acquisition	959,907
Shares issued	$ 6,573,000